Shareholder Fees {- Asset Manager: Growth Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Asset Manager: Growth Portfolio Investor PRO-12 | Asset Manager: Growth Portfolio
Shareholder Fees:
(fees paid directly from your investment)